 [AIM LOGO APPEARS HERE]        Dear Shareholder:
--Registered Trademark--

                 [PHOTO of      As the end of the fiscal year arrived, the U.S.
             Charles T. Bauer,  economy continued to move ahead at a lively
              Chairman of the   pace. The robust domestic economy (coupled with
LETTER       Board of The Fund  inflationary tendencies in certain commodity
TO OUR         APPEARS HERE]    prices) compelled the Federal Reserve Board (the
SHAREHOLDERS                    Fed) to increase the federal funds rate four
                 times during the fiscal year, resulting in a current federal funds rate of 6.50%. On August 22, at its last meeting before the end of the reporting period, the Fed remained on hold, leaving the rate unchanged. However, concern about inflation remains due to trepidation about crude-oil prices. The energy sector poses the highest risk of inflation; the price of crude oil has escalated from $25 per barrel to more than $33 during the fiscal year. Recent monthly economic data releases reflect a moderate growth trend for the economy, a bit slower than when 2000 began. Gross domestic product for the second quarter of 2000 was 5.6%, and the estimate for the third quarter is between 3.5% and 4.0%.

                 YOUR INVESTMENT PORTFOLIO

                 As of August 31, 2000, the performance of the portfolio's Cash Management Class topped that of its comparative indexes, as shown in the table. On August 18, 2000, the Liquid Assets Portfolio reached record assets of $26 billion, eclipsing the record of $20 billion (achieved just before our last report to you). Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. (Had the advisor not waived fees and expenses during the reporting period, returns would have been lower.) The weighted average maturity (WAM) remained in the 25- to 40-day range; at the close of the period, the WAM was 36 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Cash Management Class stood at $3.53 billion at the close of the reporting period.

                 YIELDS AS OF 8/31/00
                                                    Average       Seven-Day
                                                 Monthly Yield      Yield
                 Liquid Assets Portfolio
                 Cash Management Class                6.49%          6.53%

                 IBC Money Fund Averages(TM)
                 First-Tier Institutions Only         6.26%          6.26%

                 IBC Money Fund Averages(TM)
                 Total Institutions Only              6.14%          6.16%

                 The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies:
                 AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.
                  The Liquid Assets Portfolio invests solely in securities rated
                 "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying
                                                                     (continued)
                money market securities such as commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                OUTLOOK FOR THE FUTURE

                August saw a decline in the Consumer Price Index and the Producer Price Index and flat retail sales, leading to a partial consensus among financial markets that the Fed will not increase short-term rates for the rest of the year. Jobless claims are the highest they have been since mid-1998. With a presidential election in the near future, the Fed is expected to remain on hold, and the economy will experience the gradual effect of the fiscal year's aggregate 125-basis-point short-term rate increase. Considering the short weighted average maturity the portfolio maintains, the inversion of the Treasury yield curve has allowed it to maintain outstanding performance, along with the flexibility to adjust its maturity schedule in the event of sudden rate changes or curve corrections.
                 We are pleased to send you this annual report on your
                investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005 if we may help.

                Respectfully submitted,


                /s/ CHARLES T. BAUER
                Charles T. Bauer
                Chairman

SCHEDULE OF INVESTMENTS
August 31, 2000

                                                         PAR
                                               RATING   (000)       VALUE
COMMERCIAL PAPER - 55.18%(a)

BASIC INDUSTRIES - 0.82%

CHEMICALS (SPECIALTY) - 0.82%

Henkel Corp.
 6.53%                                        01/31/01 $ 87,000 $   84,601,313
------------------------------------------------------------------------------
 6.52%                                        02/16/01   57,000     55,265,680
------------------------------------------------------------------------------
 6.52%                                        02/20/01   50,000     48,442,444
------------------------------------------------------------------------------
Total Basic Industries                                             188,309,437
------------------------------------------------------------------------------

CAPITAL GOODS - 0.22%

MACHINERY (DIVERSIFIED) - 0.22%

Dover Corp.
 6.49%                                        09/08/00   50,000     49,936,903
------------------------------------------------------------------------------
Total Capital Goods                                                 49,936,903
------------------------------------------------------------------------------

CONSUMER DURABLES - 0.43%

AUTOMOBILE - 0.43%

Daimler-Chrysler North America Holding Corp.
 6.55%                                        09/13/00  100,000     99,781,667
------------------------------------------------------------------------------
Total Consumer Durables                                             99,781,667
------------------------------------------------------------------------------

CONSUMER NON-DURABLES - 0.54%

PUBLISHING (NEWSPAPERS) - 0.54%

Gannett Co., Inc.
 6.49%                                        10/24/00  125,000    123,805,660
------------------------------------------------------------------------------
Total Consumer Non-Durables                                        123,805,660
------------------------------------------------------------------------------

ENERGY - 0.34%

OIL & GAS (REFINING) - 0.34%

Shell Oil Co.
 6.61%                                        11/03/00   76,832     76,832,000
------------------------------------------------------------------------------
Total Energy                                                        76,832,000
------------------------------------------------------------------------------

FINANCIAL - 52.19%

ASSET BACKED SECURITIES - COMMERCIAL LOANS/LEASES - 4.80%

Atlantis One Funding Corp.
 6.60%                                        09/01/00  111,755    111,755,000
------------------------------------------------------------------------------
 6.62%                                        09/12/00  116,236    116,000,880
------------------------------------------------------------------------------
 6.52%                                        12/13/00  131,000    128,558,142
------------------------------------------------------------------------------
 6.56%                                        12/13/00  100,000     98,123,111
------------------------------------------------------------------------------
 6.60%                                        12/14/00   77,618     76,138,083
------------------------------------------------------------------------------
 6.63%                                        12/15/00  121,958    119,599,637
------------------------------------------------------------------------------

                                                     PAR
                                           RATING   (000)      VALUE
ASSET BACKED SECURITIES - COMMERCIAL LOANS/LEASES - (CONTINUED)

Fleet Funding Corp.
 6.50%                                    09/13/00 $84,632 $   84,448,631
-------------------------------------------------------------------------
Fountain Square Commercial Funding
 6.53%                                    09/18/00  93,388     93,100,028
-------------------------------------------------------------------------
 6.59%                                    10/16/00  32,500     32,232,281
-------------------------------------------------------------------------
Sweetwater Capital Corp.
 6.52%                                    09/05/00  42,754     42,723,027
-------------------------------------------------------------------------
 6.53%                                    09/05/00 200,000    199,854,889
-------------------------------------------------------------------------
                                                            1,102,533,709
-------------------------------------------------------------------------

ASSET BACKED SECURITIES - CONSUMER RECEIVABLES - 0.91%

Old Line Funding Corp.
 6.50%                                    09/12/00  45,000     44,910,625
-------------------------------------------------------------------------
 6.53%                                    09/15/00  34,817     34,728,584
-------------------------------------------------------------------------
 6.52%                                    10/25/00  37,423     37,057,003
-------------------------------------------------------------------------
Thunder Bay Funding Inc.
 6.53%                                    09/07/00  51,015     50,959,479
-------------------------------------------------------------------------
 6.53%                                    09/15/00  40,482     40,379,198
-------------------------------------------------------------------------
                                                              208,034,889
-------------------------------------------------------------------------

ASSET BACKED SECURITIES - FULLY BACKED - 15.25%

Aquinas Funding LLC
 6.68%                                    09/01/00 440,000    440,000,000
-------------------------------------------------------------------------
Aspen Funding Corp.
 6.54%                                    09/05/00  97,000     96,929,513
-------------------------------------------------------------------------
 6.51%                                    09/12/00  63,506     63,379,676
-------------------------------------------------------------------------
 6.20%                                    09/25/00 100,000     99,586,667
-------------------------------------------------------------------------
 6.05%                                    10/10/00  50,000     49,672,292
-------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
 6.52%                                    09/05/00 105,000    104,923,933
-------------------------------------------------------------------------
 6.51%                                    09/18/00 226,030    225,335,146
-------------------------------------------------------------------------
 6.52%                                    09/19/00 126,801    126,387,629
-------------------------------------------------------------------------
 6.52%                                    09/20/00 103,764    103,406,937
-------------------------------------------------------------------------
 6.62%                                    09/20/00  62,325     62,107,243
-------------------------------------------------------------------------
 6.55%                                    10/30/00  29,000     28,688,693
-------------------------------------------------------------------------
 6.58%                                    11/15/00  50,000     49,314,583
-------------------------------------------------------------------------
Enterprise Funding Corp.
 6.53%                                    12/13/00  15,421     15,132,889
-------------------------------------------------------------------------

                                                     PAR
                                           RATING   (000)       VALUE
ASSET BACKED SECURITIES - FULLY BACKED - (CONTINUED)

Forrestal Funding Master Trust
 6.55%                                    09/26/00 $142,000 $  141,354,097
--------------------------------------------------------------------------
 6.53%                                    11/08/00   62,095     61,329,093
--------------------------------------------------------------------------
 6.56%                                    11/09/00   42,434     41,900,463
--------------------------------------------------------------------------
 6.56%                                    11/15/00   40,000     39,453,333
--------------------------------------------------------------------------
 6.52%                                    11/17/00   47,144     46,486,551
--------------------------------------------------------------------------
 6.52%                                    11/21/00   20,500     20,199,265
--------------------------------------------------------------------------
Intrepid Funding Master Trust
 6.61%                                    09/05/00   68,596     68,545,620
--------------------------------------------------------------------------
 6.64%                                    09/06/00   30,234     30,206,118
--------------------------------------------------------------------------
 6.64%                                    09/08/00   40,694     40,641,460
--------------------------------------------------------------------------
 6.64%                                    09/26/00   31,004     30,861,037
--------------------------------------------------------------------------
 6.64%                                    11/17/00   82,310     81,141,015
--------------------------------------------------------------------------
 6.67%                                    12/08/00  100,000     98,185,639
--------------------------------------------------------------------------
Kitty Hawk Funding Corp.
 6.62%                                    09/11/00   76,279     76,138,731
--------------------------------------------------------------------------
Newport Funding Corp.
 6.05%                                    10/10/00   50,000     49,672,292
--------------------------------------------------------------------------
 6.22%                                    11/17/00   75,000     74,002,208
--------------------------------------------------------------------------
Old Slip Funding Corp.
 6.50%                                    09/07/00  125,508    125,372,033
--------------------------------------------------------------------------
Three Rivers Funding Corp.
 6.50%                                    09/11/00  123,018    122,795,884
--------------------------------------------------------------------------
 6.51%                                    09/20/00  156,693    156,154,629
--------------------------------------------------------------------------
 6.51%                                    09/22/00   47,509     47,328,585
--------------------------------------------------------------------------
Triple-A One Funding Corp.
 6.50%                                    09/13/00   59,056     58,928,045
--------------------------------------------------------------------------
Variable Funding Capital Corp.
 6.60%                                    09/07/00  100,000     99,890,000
--------------------------------------------------------------------------
 6.53%                                    09/18/00  100,000     99,691,639
--------------------------------------------------------------------------
 6.62%                                    09/18/00  100,000     99,687,389
--------------------------------------------------------------------------
 6.63%                                    09/22/00   80,017     79,707,534
--------------------------------------------------------------------------
 6.64%                                    09/25/00  100,000     99,557,333
--------------------------------------------------------------------------
 6.50%                                    11/09/00   50,000     49,377,083
--------------------------------------------------------------------------
 6.64%                                    12/13/00  100,000     98,100,222
--------------------------------------------------------------------------
                                                             3,501,572,499
--------------------------------------------------------------------------

                                                      PAR
                                            RATING   (000)       VALUE
ASSET BACKED SECURITIES - MULTI-PURPOSE - 14.21%

Barton Capital Corp.
 6.50%                                     09/05/00 $ 90,000 $   89,935,000
---------------------------------------------------------------------------
 6.53%                                     09/08/00   55,713     55,642,260
---------------------------------------------------------------------------
 6.51%                                     10/06/00  100,000     99,367,083
---------------------------------------------------------------------------
Bavaria TRR Corp.
 6.52%                                     09/12/00  100,000     99,800,778
---------------------------------------------------------------------------
 6.51%                                     09/26/00   86,172     85,782,431
---------------------------------------------------------------------------
 6.51%                                     09/27/00   78,000     77,633,270
---------------------------------------------------------------------------
Clipper Receivables Corp.
 6.54%                                     09/07/00   50,000     49,945,500
---------------------------------------------------------------------------
 6.62%                                     09/12/00   70,628     70,485,135
---------------------------------------------------------------------------
 6.52%                                     10/27/00  100,000     98,985,778
---------------------------------------------------------------------------
 6.51%                                     11/02/00   90,000     88,990,950
---------------------------------------------------------------------------
Corporate Receivables Corp.
 6.10%                                     09/01/00  100,000    100,000,000
---------------------------------------------------------------------------
 6.53%                                     09/12/00   50,000     49,900,236
---------------------------------------------------------------------------
 6.55%                                     09/14/00  100,000     99,763,472
---------------------------------------------------------------------------
Edison Asset Securitization, L.L.C.
 6.06%                                     09/05/00  100,000     99,932,667
---------------------------------------------------------------------------
 6.53%                                     09/07/00  200,000    199,782,333
---------------------------------------------------------------------------
 6.51%                                     09/14/00  100,000     99,764,917
---------------------------------------------------------------------------
 6.54%                                     10/31/00  100,000     98,910,000
---------------------------------------------------------------------------
 6.50%                                     11/07/00  200,000    197,580,556
---------------------------------------------------------------------------
Falcon Asset Securitization Corp.
 6.53%                                     09/07/00   32,000     31,965,173
---------------------------------------------------------------------------
 6.50%                                     09/11/00  172,675    172,363,226
---------------------------------------------------------------------------
 6.19%                                     09/18/00   43,007     42,881,288
---------------------------------------------------------------------------
Mont Blanc Capital Corp.
 6.53%                                     09/19/00   38,165     38,040,391
---------------------------------------------------------------------------
Monte Rosa Capital Corp.
 6.50%                                     09/05/00   54,215     54,175,845
---------------------------------------------------------------------------
 6.51%                                     10/10/00   71,000     70,499,273
---------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 6.50%                                     09/11/00   86,560     86,403,711
---------------------------------------------------------------------------
 6.19%                                     09/21/00   81,350     81,070,246
---------------------------------------------------------------------------
 6.50%                                     10/02/00  109,820    109,205,313
---------------------------------------------------------------------------
 6.48%                                     10/30/00   27,481     27,189,152
---------------------------------------------------------------------------

                                                          PAR
                                                RATING   (000)       VALUE
ASSET BACKED SECURITIES - MULTI-PURPOSE - (CONTINUED)

Quincy Capital Corp.
 6.50%                                         09/19/00 $ 71,010 $   70,779,218
-------------------------------------------------------------------------------
 6.51%                                         09/19/00  129,324    128,903,374
-------------------------------------------------------------------------------
 6.50%                                         09/22/00  102,875    102,484,932
-------------------------------------------------------------------------------
Receivables Capital Corp.
 6.50%                                         09/08/00   43,244     43,189,344
-------------------------------------------------------------------------------
Sheffield Receivables Corp.
 6.64%                                         09/14/00  100,000     99,760,222
-------------------------------------------------------------------------------
 6.51%                                         09/20/00  130,000    129,553,342
-------------------------------------------------------------------------------
 6.51%                                         09/21/00   45,400     45,235,803
-------------------------------------------------------------------------------
 6.51%                                         09/25/00   65,400     65,116,164
-------------------------------------------------------------------------------
 6.51%                                         09/27/00  100,650    100,176,777
-------------------------------------------------------------------------------
                                                                  3,261,195,160
-------------------------------------------------------------------------------

ASSET BACKED SECURITIES - TRADE RECEIVABLES - 4.74%

Bills Securitization Ltd.
 6.54%                                         10/06/00   50,000     49,682,083
-------------------------------------------------------------------------------
 6.52%                                         11/08/00  100,000     98,768,444
-------------------------------------------------------------------------------
 6.57%                                         02/05/01  100,000     97,134,750
-------------------------------------------------------------------------------
 6.55%                                         02/07/01   40,000     38,842,833
-------------------------------------------------------------------------------
 6.54%                                         02/16/01  100,000     96,948,000
-------------------------------------------------------------------------------
Ciesco L.P.
 6.52%                                         09/01/00  147,000    147,000,000
-------------------------------------------------------------------------------
Corporate Asset Funding Co.
 6.52%                                         09/07/00  100,000     99,891,333
-------------------------------------------------------------------------------
 6.52%                                         09/11/00   75,000     74,864,167
-------------------------------------------------------------------------------
 6.54%                                         10/12/00   50,000     49,627,583
-------------------------------------------------------------------------------
Delaware Funding Corp.
 6.59%                                         09/14/00  101,729    101,486,913
-------------------------------------------------------------------------------
 6.55%                                         09/15/00   50,660     50,530,958
-------------------------------------------------------------------------------
Eureka Securitization, Inc.
 6.50%                                         09/11/00   50,000     49,909,722
-------------------------------------------------------------------------------
 6.50%                                         09/13/00   33,800     33,726,767
-------------------------------------------------------------------------------
 6.50%                                         09/27/00  100,000     99,530,556
-------------------------------------------------------------------------------
                                                                  1,087,944,109
-------------------------------------------------------------------------------

                                                PAR
                                      RATING   (000)       VALUE
BANKS (MAJOR REGIONAL) - 0.27%

Fortis Funding
 6.60%                               09/19/00 $ 25,000 $   24,917,500
---------------------------------------------------------------------
 6.52%                               02/02/01   37,320     36,279,104
---------------------------------------------------------------------
                                                           61,196,604
---------------------------------------------------------------------

BANKS (REGIONAL) - 0.22%

Bank of America Corp.
 6.20%                               09/25/00   50,000     49,793,500
---------------------------------------------------------------------
                                                           49,793,500
---------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 2.78%

Bear, Stearns & Co., Inc.
 6.60%                               09/05/00  100,000     99,926,667
---------------------------------------------------------------------
 6.53%                               09/11/00  100,000     99,818,611
---------------------------------------------------------------------
Credit Suisse First Boston Inc.
 6.39%                               10/24/00   66,000     65,379,105
---------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
 6.53%                               09/06/00  100,000     99,909,306
---------------------------------------------------------------------
 6.60%                               09/13/00  100,000     99,780,000
---------------------------------------------------------------------
 6.62%                               09/15/00   75,000     74,806,917
---------------------------------------------------------------------
 6.41%                               10/25/00  100,000     99,038,500
---------------------------------------------------------------------
                                                          638,659,106
---------------------------------------------------------------------

CONSUMER FINANCE - 3.68%

Bank One Financial Corp.
 6.52%                               11/06/00   50,000     49,402,333
---------------------------------------------------------------------
 6.58%                               12/22/00  100,000     97,952,889
---------------------------------------------------------------------
General Motors Acceptance Corp.
 6.59%                               09/01/00  150,000    150,000,000
---------------------------------------------------------------------
 6.63%                               09/01/00  200,000    200,000,000
---------------------------------------------------------------------
 6.60%                               10/02/00  150,000    149,147,529
---------------------------------------------------------------------
 6.64%                               10/02/00  200,000    198,856,561
---------------------------------------------------------------------
                                                          845,359,312
---------------------------------------------------------------------

FINANCIAL - DIVERSIFIED - 5.33%

Associates First Capital Corp.
 6.67%                               09/01/00  200,000    200,000,000
---------------------------------------------------------------------
 6.52%                               09/13/00  150,000    149,674,000
---------------------------------------------------------------------
CSN Overseas
 6.53%                               12/04/00   60,000     58,976,967
---------------------------------------------------------------------

                                                          PAR
                                                RATING   (000)       VALUE
FINANCIAL - DIVERSIFIED - (CONTINUED)

GE Capital International Funding, Inc.
 6.52%                                         09/08/00 $164,500 $  164,291,451
-------------------------------------------------------------------------------
 6.52%                                         09/19/00  164,500    163,963,730
-------------------------------------------------------------------------------
General Electric Capital Corp.
 6.52%                                         02/28/01  125,000    120,925,000
-------------------------------------------------------------------------------
National Rural Utilities Coop
 6.20%                                         10/02/00   75,000     74,599,583
-------------------------------------------------------------------------------
Unilever Capital Corp.
 6.65%                                         09/07/01  180,000    180,000,000
-------------------------------------------------------------------------------
ZCM Matched Funding Corp.
 6.51%                                         12/12/00   38,700     37,986,179
-------------------------------------------------------------------------------
 6.53%                                         02/27/01   75,000     72,564,854
-------------------------------------------------------------------------------
                                                                  1,222,981,764
-------------------------------------------------------------------------------
Total Financial                                                  11,979,270,652
-------------------------------------------------------------------------------

UTILITIES - 0.64%

TELEPHONE - 0.64%

American Telephone and Telegraph Corp.
 6.59%                                         09/18/00  100,000     99,688,806
-------------------------------------------------------------------------------
SBC Communications, Inc.
 6.41%                                         10/10/00   48,478     48,141,361
-------------------------------------------------------------------------------
Total Utilities                                                     147,830,167
-------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $12,665,766,486)                    12,665,766,486
-------------------------------------------------------------------------------

BANK NOTES - 0.87%

Bank of America
 6.33%                                         10/04/00  100,000    100,000,000
-------------------------------------------------------------------------------
National City Bank Cleveland
 6.98%                                         08/02/01  100,000     99,965,123
-------------------------------------------------------------------------------
Total Bank Notes (Cost $199,965,123)                                199,965,123
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 5.66%

Abbey National PLC
 6.60%                                         10/31/00  100,000    100,000,000
-------------------------------------------------------------------------------
 7.33%                                         05/16/01   75,000     75,000,000
-------------------------------------------------------------------------------
 7.42%                                         05/21/01  100,000    100,000,000
-------------------------------------------------------------------------------
Bank Austria
 6.48%                                         11/06/00   50,000     50,000,000
-------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
 6.32%                                         10/30/00   75,000     75,000,000
-------------------------------------------------------------------------------
Dexia Banque Belgique
 5.93%                                         09/29/00   35,000     34,987,370
-------------------------------------------------------------------------------

                                                  PAR
                                        RATING   (000)       VALUE
CERTIFICATES OF DEPOSIT - (CONTINUED)

First Union National Bank
 6.83%(b)                              02/20/01 $140,000 $  140,000,000
-----------------------------------------------------------------------
Huntington National Bank
 6.33%                                 10/16/00   75,000     75,000,000
-----------------------------------------------------------------------
National City Bank
 6.55%                                 01/31/01   50,000     49,990,108
-----------------------------------------------------------------------
National Westminster Bank
 6.32%                                 10/27/00  100,000    100,000,742
-----------------------------------------------------------------------
Marshall & Isley Bank
 7.04%                                 07/17/01  100,000    100,017,479
-----------------------------------------------------------------------
Rabobank Nederland
 6.30%                                 10/26/00   50,000     50,000,000
-----------------------------------------------------------------------
Societe Generale
 6.95%                                 05/02/01   50,000     49,993,694
-----------------------------------------------------------------------
Svenska Handelsbanken AB
 6.30%                                 10/26/00  100,000    100,000,000
-----------------------------------------------------------------------
 6.48%                                 11/06/00   50,000     50,000,000
-----------------------------------------------------------------------
 6.50%                                 01/29/01   50,000     49,990,237
-----------------------------------------------------------------------
 6.99%                                 07/17/01  100,000     99,987,590
-----------------------------------------------------------------------
Total Certificates of Deposit (Cost
 $1,299,967,220)                                          1,299,967,220
-----------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 6.17%

Liquid Asset Backed Securities Trust
 6.62%(c)                              11/27/00  257,674    257,673,784
-----------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
 6.88%(d)                              08/20/01  373,500    373,500,000
-----------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
 6.81%(e)                              11/01/00  250,000    250,000,000
-----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 6.79%(f)                              09/01/00  536,000    536,000,000
-----------------------------------------------------------------------
Total Master Note Agreements (Cost
 $1,417,173,784)                                          1,417,173,784
-----------------------------------------------------------------------

MEDIUM TERM NOTES - 3.69%

American Telephone & Telegraph Corp.
 6.67%                                 03/08/01   75,000     75,000,000
-----------------------------------------------------------------------
 6.75%(g)                              07/13/01   75,000     75,000,000
-----------------------------------------------------------------------
 6.65%(h)                              07/19/01   90,000     90,000,000
-----------------------------------------------------------------------
Bear Stearns & Co., Inc.
 6.88%(b)                              11/14/00  122,200    122,200,000
-----------------------------------------------------------------------

                                                          PAR
                                                RATING   (000)       VALUE
MEDIUM TERM NOTES - (CONTINUED)

Credit Suisse First Boston Ltd.
 6.84%(b)                                      11/14/00 $ 80,000 $   80,000,000
-------------------------------------------------------------------------------
Merrill Lynch & Co.
 6.67%(b)                                      03/09/01  100,000     99,989,728
-------------------------------------------------------------------------------
 6.66%(b)                                      04/16/01   70,000     69,987,116
-------------------------------------------------------------------------------
 7.12%                                         07/24/01  100,000    100,000,000
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 6.68%(b)                                      09/06/00  100,000    100,000,000
-------------------------------------------------------------------------------
Toyota Motor Credit Corp.
 6.81%(b)                                      09/20/00   35,000     35,000,000
-------------------------------------------------------------------------------
Total Medium Term Notes (Cost $847,176,844)                         847,176,844
-------------------------------------------------------------------------------

PROMISSORY NOTES - 4.79%

Goldman Sachs Group, L.P.
 6.70%                                         11/15/00  200,000    200,000,000
-------------------------------------------------------------------------------
 6.95%                                         12/20/00  200,000    200,000,000
-------------------------------------------------------------------------------
 7.01%                                         12/27/00  300,000    300,000,000
-------------------------------------------------------------------------------
 6.97%                                         12/28/00  100,000    100,000,000
-------------------------------------------------------------------------------
 6.84%                                         02/15/01  200,000    200,000,000
-------------------------------------------------------------------------------
 6.84%                                         02/20/01  100,000    100,000,000
-------------------------------------------------------------------------------
Total Promissory Notes (Cost $1,100,000,000 )                     1,100,000,000
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 0.25%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.25%

Pass Through Certificates Wesley Commercial
 and Residential Security Funding
 6.65%                                         03/29/01   57,282     57,281,903
-------------------------------------------------------------------------------
Total U.S. Government Agency Securities (Cost
 $57,281,903 )                                                       57,281,903
-------------------------------------------------------------------------------

VARIABLE RATE DEMAND BONDS - 2.43%

B. Braun Medical Inc.; RB (LOC-First Union
 National Bank)
 6.68%(i)                                      02/01/15   46,189     46,189,000
-------------------------------------------------------------------------------
Belk, Inc.; RB (LOC-First Union National
 Bank)
 6.68%(i)                                      07/01/08   63,200     63,200,000
-------------------------------------------------------------------------------
BMC Special Care Facilities; RB
 6.60%(i)(j)                                   11/15/29   20,000     20,000,000
-------------------------------------------------------------------------------
Brosis Finance, LLC; RB (LOC-Wachovia Bank)
 6.62%(i)                                      09/01/19   19,700     19,700,000
-------------------------------------------------------------------------------
California Housing Financing Authority; RB
 6.63%(i)(j)                                   08/01/12   40,000     40,000,000
-------------------------------------------------------------------------------
 6.60%(i)(j)                                   02/01/17   70,000     70,000,000
-------------------------------------------------------------------------------

                                                          PAR
                                                RATING   (000)       VALUE
VARIABLE RATE DEMAND BONDS - (CONTINUED)

Capital One Funding Corp.; Floating Rate
 Notes (LOC-Bank One)
 6.70%(i)                                      07/01/20 $ 13,675 $   13,675,000
-------------------------------------------------------------------------------
 6.70%(i)                                      09/01/20   17,700     17,700,000
-------------------------------------------------------------------------------
Catholic Health Initiatives; RB
 6.70%(i)(j)                                   12/01/27   21,000     21,000,000
-------------------------------------------------------------------------------
Chatham Capital Corp.; VRD Notes (LOC-Bank
 One)
 6.70%(i)                                      07/01/20   17,000     17,000,000
-------------------------------------------------------------------------------
Conneticut State Housing Financing Authority;
 RB
 6.60%(i)(j)                                   11/15/16   47,920     47,920,000
-------------------------------------------------------------------------------
Foxworh-Galbraith Lumber Co.; Floating Rate
 Notes (LOC-Bank One)
 6.70%(i)                                      04/01/21   26,600     26,600,000
-------------------------------------------------------------------------------
Gulf States Paper Corp.; RB (LOC-Wachovia
 Bank)
 6.62%(i)                                      11/01/18   25,000     25,000,000
-------------------------------------------------------------------------------
Michigan State Housing Development Authority;
 RB
 6.60%(i)(j)                                   12/01/20   25,000     25,000,000
-------------------------------------------------------------------------------
Rhode Island State Student Loan Authority; RB
 6.60%(i)(j)                                   12/01/34   15,000     15,000,000
-------------------------------------------------------------------------------
Southeastern Retirement Association Tax,
 Inc.; RB (LOC-First Union
 National Bank)
 6.68%(i)                                      08/01/19   34,525     34,525,000
-------------------------------------------------------------------------------
Texas (State of) Veteran's Housing Assistance
 Program; Unlimited Tax GO
 6.60%(i)(j)                                   12/01/29   25,000     25,000,000
-------------------------------------------------------------------------------
TP Racing LLP; VRD Notes (LOC-Bank One)
 6.70%(i)                                      06/01/30   30,000     30,000,000
-------------------------------------------------------------------------------
Total Revenue Bonds (Cost $557,509,000)                             557,509,000
-------------------------------------------------------------------------------

TIME DEPOSITS - 9.15%

Banque Bruxelles Lambert-London
 6.67%                                         09/01/00  940,000    940,000,000
-------------------------------------------------------------------------------
Deutsche Bank-Cayman
 6.59%                                         09/01/00  500,000    500,000,000
-------------------------------------------------------------------------------
 6.69%                                         09/01/00   13,000     13,000,000
-------------------------------------------------------------------------------
Societe Generale-Cayman
 6.56%                                         09/01/00  212,406    212,405,939
-------------------------------------------------------------------------------
Svenska Handelsbanken AB-Cayman
 6.69%                                         09/01/00  222,000    222,000,000
-------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman
 6.69%                                         09/01/00  213,000    213,000,000
-------------------------------------------------------------------------------
Total Time Deposits (Cost $2,100,405,939)                         2,100,405,939
-------------------------------------------------------------------------------

                                                        PAR
                                             RATING    (000)        VALUE
REPURCHASE AGREEMENTS(k) -- 14.01%

Barclays Capital Inc.
 6.68%(l)                                   09/01/00 $ 290,842 $   290,842,039
-------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
 6.67%(m)                                         --   572,000     572,000,000
-------------------------------------------------------------------------------
BNP Capital Markets, LLC
 6.68%(n)                                   09/01/00   238,118     238,117,655
-------------------------------------------------------------------------------
Duetsche Bank Securities Inc.
 6.66%(o)                                   09/01/00    47,000      47,000,000
-------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
 6.68%(p)                                   09/01/00   146,239     146,239,435
-------------------------------------------------------------------------------
Solomon Smith Barney Inc.
 6.67%(q)                                         --   843,000     843,000,000
-------------------------------------------------------------------------------
SG Cowen Securities Corp.
 6.68%(r)                                   09/01/00   499,537     499,537,300
-------------------------------------------------------------------------------
UBS Warburg
 6.68%(s)                                   09/01/00   498,174     498,174,426
-------------------------------------------------------------------------------
 6.61%(t)                                   09/01/00    60,671      60,670,815
-------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
 6.67%(u)                                   09/01/00    17,934      17,933,538
-------------------------------------------------------------------------------
Total Repurchase Agreements (Cost
 $3,213,515,208)                                                 3,213,515,208
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $23,458,761,507) -
  102.20%                                                       23,458,761,507
-------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (2.20)%                           (505,880,616)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $22,952,880,891
-------------------------------------------------------------------------------

INVESTMENT ABBREVIATIONS:
 GO  General Obligation
 LOC Letter of Credit
 RB  Revenue Bonds
 VRD Variable Rate Demand

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/00.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/00.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/00.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/00.
(f) Master Note Purchase Agreement may be terminated by either party upon three business days' prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/00.
(g) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/00.
(h) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/00.
(i) Demand security; payable upon demand by the Fund with usually no more than seven claendar days' notice.
(j) Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Morgan Guaranty Trust.
(k) Collateral on repurchase agreements, including the Portfolio's pro-rate interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) Joint repurchase agreement entered into 08/31/00 with a maturing value of $337,904,727. Collateralized by $344,076,000 U.S. Government obligations, 5.47% to 7.63% due 02/15/02 to 09/15/09 with an aggregate market value at 08/31/00 of $344,599,443.
(m) Open repurchase agreement; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $829,785,216 U.S. Government obligations, 0% to 10.50% due 09/01/00 to 04/01/33 with an aggregate market value of $619,673,747.
(n) Joint repurchase agreement entered into 08/31/00 with a maturing value of $500,092,778. Collateralized by $649,836,000 U.S. Government obligations, 0% to 7.13% due 09/01/00 to 11/15/21 with an aggregate market value at 08/31/00 of $510,000,646.
(o) Joint repurchase agreement entered into 08/31/00 with a maturing value of $200,037,000. Collateralized by $203,361,000 U.S. Government obligations, 0% to 7.25% due 11/09/00 to 01/15/10 with an aggregate market value at 08/31/00 of $204,000,357.
(p) Joint repurchase agreement entered into 08/31/00 with a maturing value of $200,037,111. Collateralized by $311,957,842 U.S. Government obligations, 6.00% to 11.50% due 03/15/13 to 08/20/30 with an aggregate market value at 08/31/00 of $204,000,769.
(q) Open repurchase agreement; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $1,014,955,000 U.S. Government obligations, 0% to 9.375% due 09/01/00 to 05/15/30 with an aggregate market value of $933,151,358.
(r) Joint repurchase agreement entered into 08/31/00 with a maturing value of $1,000,185,556. Collateralized by $1,548,287,613 U.S. Government
    obligations, 0% to 8.88% due 06/21/01 to 10/01/38 with an aggregate market value at 08/31/00 of $1,022,076,846.
(s) Joint repurchase agreement entered into 08/31/00 with a maturing value of $500,092,778. Collateralized by $595,433,104 U.S. Government obligations, 5.50% to 8.50% due 12/15/01 to 01/15/33 with an aggregate market value at 08/31/00 of $510,002,119.
(t) Joint repurchase agreement entered into 08/31/00 with a maturing value of $600,110,167. Collateralized by $1,484,465,000 U.S. Government obligations, 0% to 6.50% due 02/15/11 to 11/15/26 with an aggregate market value at 08/31/00 of $612,002,098.
(u) Joint repurchase agreement entered into 08/31/00 with a maturing value of $75,013,896. Collateralized by $77,459,000 U.S. Government obligations, 5.13% to 7.63% due 03/15/02 to 10/15/08 with an aggregate market value at 08/31/00 of $76,500,286.
(v) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000

ASSETS:

Investments, excluding repurchase agreements at value
 (amortized cost)                                             $20,245,246,299
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                          3,213,515,208
-----------------------------------------------------------------------------
Receivables for:
 Investments sold                                                     300,000
-----------------------------------------------------------------------------
 Interest                                                          66,266,411
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             111,245
-----------------------------------------------------------------------------
Other assets                                                            1,459
-----------------------------------------------------------------------------
 Total assets                                                  23,525,440,622
-----------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                            436,002,944
-----------------------------------------------------------------------------
 Dividends                                                        132,366,985
-----------------------------------------------------------------------------
 Deferred compensation plan                                           111,245
-----------------------------------------------------------------------------
Accrued advisory fees                                               1,138,834
-----------------------------------------------------------------------------
Accrued administrative services fees                                   76,328
-----------------------------------------------------------------------------
Accrued distribution fees                                             863,646
-----------------------------------------------------------------------------
Accrued directors' fees                                                 9,405
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           393,528
-----------------------------------------------------------------------------
Accrued operating expenses                                          1,596,816
-----------------------------------------------------------------------------
 Total liabilities                                                572,559,731
-----------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $22,952,880,891
=============================================================================

NET ASSETS:

 Institutional Class                                          $17,353,163,293
=============================================================================
 Private Investment Class                                     $   952,176,821
=============================================================================
 Personal Investment Class                                    $    14,179,239
=============================================================================
 Cash Management Class                                        $ 3,528,435,384
=============================================================================
 Reserve Class                                                $     2,494,778
=============================================================================
 Resource Class                                               $ 1,102,431,376
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            17,352,856,341
=============================================================================
Private Investment Class                                          952,280,713
=============================================================================
Personal Investment Class                                          14,179,336
=============================================================================
Cash Management Class                                           3,528,373,977
=============================================================================
Reserve Class                                                       2,494,442
=============================================================================
Resource Class                                                  1,102,498,998
=============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                            $1.00
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2000

INVESTMENT INCOME:

Interest income                                       $1,113,419,609
---------------------------------------------------------------------

EXPENSES:

Advisory fees                                             27,218,774
---------------------------------------------------------------------
Administrative services fee                                  692,246
---------------------------------------------------------------------
Custodian fees                                               648,473
---------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                  3,645,780
---------------------------------------------------------------------
 Personal Investment Class                                    49,839
---------------------------------------------------------------------
 Cash Management Class                                     3,004,589
---------------------------------------------------------------------
 Resource Class                                            1,626,640
---------------------------------------------------------------------
 Reserve Class                                                 5,478
---------------------------------------------------------------------
Transfer agent fees                                        2,922,649
---------------------------------------------------------------------
Directors' fees                                               59,594
---------------------------------------------------------------------
Other                                                      2,216,743
---------------------------------------------------------------------
  Total expenses                                          42,090,805
---------------------------------------------------------------------
Less: Fees waived                                        (19,315,495)
---------------------------------------------------------------------
  Net expenses                                            22,775,310
---------------------------------------------------------------------
Net investment income                                  1,090,644,299
---------------------------------------------------------------------
Net realized gain from investment securities                 154,297
---------------------------------------------------------------------
Net increase in net assets resulting from operations  $1,090,798,596
=====================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2000 and 1999

                                                    2000             1999
                                              ----------------  --------------
OPERATIONS:

 Net investment income                        $  1,090,644,299  $  326,765,434
-------------------------------------------------------------------------------
 Net realized gain from investment securities          154,297         672,252
-------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                   1,090,798,596     327,437,686
-------------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Class                              (819,063,962)   (264,791,600)
-------------------------------------------------------------------------------
 Private Investment Class                          (42,833,302)     (9,376,339)
-------------------------------------------------------------------------------
 Personal Investment Class                            (381,558)         (3,765)
-------------------------------------------------------------------------------
 Cash Management Class                            (179,752,801)    (46,551,990)
-------------------------------------------------------------------------------
 Reserve Class                                         (31,155)             --
-------------------------------------------------------------------------------
 Resource Class                                    (48,581,521)     (6,041,740)
-------------------------------------------------------------------------------
Share transactions-net:
 Institutional Class                            12,810,951,839   1,443,831,767
-------------------------------------------------------------------------------
 Private Investment Class                          686,248,372     195,962,108
-------------------------------------------------------------------------------
 Personal Investment Class                          13,185,345         993,991
-------------------------------------------------------------------------------
 Cash Management Class                           2,449,622,086     422,714,933
-------------------------------------------------------------------------------
 Reserve Class                                       2,494,442              --
-------------------------------------------------------------------------------
 Resource Class                                    795,729,159     220,706,636
-------------------------------------------------------------------------------
   Net increase in net assets                   16,758,385,540   2,284,881,687
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                               6,194,495,351   3,909,613,664
-------------------------------------------------------------------------------
 End of year                                  $ 22,952,880,891  $6,194,495,351
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)   $ 22,952,683,807  $6,194,452,564
-------------------------------------------------------------------------------
 Undistributed net realized gain from
  investment securities                                197,084          42,787
-------------------------------------------------------------------------------
                                              $ 22,952,880,891  $6,194,495,351
===============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio"). The Portfolio currently offers six separate classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Portfolio to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio. During the year ended August 31, 2000, AIM waived fees of $17,238,557.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2000, AIM was paid $692,246 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2000, AFS was paid $2,311,102 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private

Investment Class, the Personal Investment Class and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, and 0.80%, respectively, of the average daily net assets attributable to such class. During the year ended August 31, 2000, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,187,468, $33,226, $2,403,671, $4,382 and $1,626,640, respectively, as compensation under the Plan and FMC waived fees of $2,076,938.
 Certain officers and directors of the Fund are officers of AIM, FMC, and AFS. During the year ended August 31, 2000, the Portfolio paid legal fees of
$27,327 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2000 and 1999 were as follows:

                                      2000                                1999
                        ----------------------------------  ----------------------------------
                             SHARES            AMOUNT            SHARES            AMOUNT
                        ----------------  ----------------  ----------------  ----------------
Sold:
  Institutional Class    276,810,497,861  $276,810,497,861   153,902,899,999  $153,902,899,999
-----------------------------------------------------------------------------------------------
  Private Investment
   Class                   9,480,135,664     9,480,135,664     4,203,510,271     4,203,510,271
-----------------------------------------------------------------------------------------------
  Personal Investment
   Class*                     49,930,354        49,930,354         1,117,987         1,117,987
-----------------------------------------------------------------------------------------------
  Cash Management Class   45,189,142,640    45,189,142,640    14,321,528,231    14,321,528,231
-----------------------------------------------------------------------------------------------
  Reserve Class*               9,708,124         9,708,124                --                --
-----------------------------------------------------------------------------------------------
  Resource Class           9,161,613,669     9,161,613,669     2,669,302,439     2,669,302,439
-----------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        121,655,567       121,655,567        32,251,894        32,251,894
-----------------------------------------------------------------------------------------------
  Private Investment
   Class                       7,609,919         7,609,919         3,157,926         3,157,926
-----------------------------------------------------------------------------------------------
  Personal Investment
   Class*                        236,684           236,684               255               255
-----------------------------------------------------------------------------------------------
  Cash Management Class      108,025,697       108,025,697        34,021,495        34,021,495
-----------------------------------------------------------------------------------------------
  Reserve Class*                   4,324             4,324                --                --
-----------------------------------------------------------------------------------------------
  Resource Class              42,938,412        42,938,412         5,318,298         5,318,298
-----------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (264,121,201,589) (264,121,201,589) (152,491,320,126) (152,491,320,126)
-----------------------------------------------------------------------------------------------
  Private Investment
   Class                  (8,801,497,211)   (8,801,497,211)   (4,010,706,089)   (4,010,706,089)
-----------------------------------------------------------------------------------------------
  Personal Investment
   Class*                    (36,981,693)      (36,981,693)         (124,251)         (124,251)
-----------------------------------------------------------------------------------------------
  Cash Management Class  (42,847,546,251)  (42,847,546,251)  (13,932,834,793)  (13,932,834,793)
-----------------------------------------------------------------------------------------------
  Reserve Class*              (7,218,006)       (7,218,006)               --                --
-----------------------------------------------------------------------------------------------
  Resource Class          (8,408,822,922)   (8,408,822,922)   (2,453,914,101)   (2,453,914,101)
-----------------------------------------------------------------------------------------------
                          16,758,231,243  $ 16,758,231,243     2,284,209,435  $  2,284,209,435
-----------------------------------------------------------------------------------------------

* The Personal Investment Class and Reserve Class commenced sales on January 4, 1999 and January 14, 2000, respectively.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Cash Management Class outstanding throughout the periods indicated.

                                          CASH MANAGEMENT CLASS
                         --------------------------------------------------------------
                                                                       JANUARY 16, 1996
                                 YEAR ENDED AUGUST 31,                   (DATE SALES
                         --------------------------------------------   COMMENCED) TO
                            2000           1999       1998     1997    AUGUST 31, 1996
                         ----------     ----------  --------  -------  ----------------
Net asset value,
 beginning of period     $     1.00     $     1.00  $   1.00  $  1.00      $  1.00
---------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         0.06           0.05      0.06     0.05         0.03
---------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income           (0.06)         (0.05)    (0.06)   (0.05)       (0.03)
---------------------------------------------------------------------------------------
Net asset value, end of
 period                  $     1.00     $     1.00  $   1.00  $  1.00      $  1.00
=======================================================================================
 Total return(a)               6.04%          5.09%     5.66%    5.50%        3.32%
=======================================================================================
Ratios/supplemental
 data:
 Net assets, end of year
  (000s omitted)         $3,528,435     $1,078,777  $655,975  $83,487      $53,209
=======================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers              0.17%(b)       0.17%     0.16%    0.15%        0.10%(c)
---------------------------------------------------------------------------------------
 Without fee waivers           0.29%(b)       0.28%     0.28%    0.28%        0.34%(c)
=======================================================================================
Ratio of net investment
 income to average net
 assets                        5.96%(b)       4.94%     5.51%    5.38%        5.27%(c)
=======================================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are based on average net assets of $3,004,558,850.
(c) Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

[KPMG SIGNATURE APPEARS HERE]

October 6, 2000
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio (the "Fund"), a portfolio of Short-Term Investments Co., a Maryland corporation (the "Company"), was held on May 3, 2000. The meeting was held for the following purposes:

(1) To elect the following Directors: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(3) To approve changing the fundamental investment restrictions of the Fund.

(4) To approve changing the investment objective of the Fund so that it is non-fundamental.

(5) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the voting on the above matters were as follows:

                                                                  WITHHELD/
         DIRECTORS/MATTER              VOTES FOR                 ABSTENTIONS
         ----------------            --------------             -------------
 (1)*    Charles T. Bauer.........   15,215,156,622               543,452,516
         Bruce L. Crockett........   15,215,156,622               543,452,516
         Owen Daly II.............   15,215,156,622               543,452,516
         Edward K. Dunn, Jr. .....   15,215,156,622               543,452,516
         Jack M. Fields...........   15,215,156,622               543,452,516
         Carl Frischling..........   14,947,430,004               811,179,134
         Robert H. Graham.........   15,215,156,622               543,452,516
         Prema Mathai-Davis.......   15,215,156,622               543,452,516
         Lewis F. Pennock.........   15,215,156,622               543,452,516
         Louis S. Sklar...........   15,215,156,622               543,452,516
                                                       VOTES      WITHHELD/
         DIRECTORS/MATTER              VOTES FOR      AGAINST    ABSTENTIONS
         ----------------            -------------- ----------- -------------
 (2)     Adjournment of approval
         of a new Investment
         Advisory Agreement.......    5,644,241,346   4,715,437 2,522,266,799**
 (3) (a) Adjournment of approval
         of changing the
         Fundamental Restriction
         on Issuer
         Diversification..........    5,427,396,710 216,968,000 2,526,858,872**
 (3) (b) Adjournment of approval
         of changing the
         Fundamental Restriction
         on Borrowing Money and
         Issuing Senior
         Securities...............    5,427,396,710 216,968,000 2,526,858,872**
 (3) (c) Adjournment of changing
         the Fundamental
         Restriction on
         Underwriting Securities..    5,427,396,710 216,968,000 2,526,858,872**
 (3) (d) Adjournment of changing
         the Fundamental
         Restriction on Industry
         Concentration............    5,585,243,110  59,121,600 2,526,858,872**
 (3) (e) Adjournment of approval
         of changing the
         Fundamental Restriction
         on Purchasing or Selling
         Real Estate..............    5,644,364,710           0 2,526,858,872**
 (3) (f) Adjournment of approval
         of changing the
         Fundamental Restriction
         on Purchasing or Selling
         Commodities and
         Elimination of
         Fundamental Restrictions
         on Margin Transactions,
         on Purchasing Securities
         on Margin, Short Sales of
         Securities and Investing
         in Put or Call Options...    5,420,061,345 226,394,678 2,524,767,559**
 (3) (g) Adjournment of approval
         of changing the
         Fundamental Restriction
         on Making Loans..........    5,644,364,710           0 2,526,858,872**
 (3) (h) Adjournment of approval
         of a new Fundamental
         Investment Restriction on
         Investing all of the
         Fund's Assets in an Open-
         End Fund.................    5,644,130,657     234,053 2,526,858,872**
 (3) (i) Adjournment of approval
         of the Elimination of the
         Fundamental Restriction
         on Mortgaging or Pledging
         Assets...................    5,363,031,057 281,333,653 2,526,858,872**
 (3) (j) Adjournment of approval
         of the Elimination of
         Fundamental Restriction
         on Investing in
         Obligations not Payable
         in United States
         Currency.................    5,422,386,710 221,978,000 2,526,858,872**
 (4)     Adjournment of approval
         of changing the
         Investment Objective so
         that it is Non-
         Fundamental..............    5,185,532,459 458,867,409 2,526,823,714**
 (5)     Ratification of the
         selection of KPMG LLP as
         Independent Accountants
         of the Fund..............    5,782,245,529  52,127,576 2,336,850,477

The Special Meeting of Shareholders of the Company was reconvened on May 31, 2000. The following matters were then considered:

                                                       VOTES      WITHHELD/
         DIRECTORS/MATTER               VOTES FOR     AGAINST    ABSTENTIONS
         ----------------             ------------- ----------- -------------
 (2)     Approval of a new
         Investment Advisory
         Agreement.................   8,153,354,056   4,793,978 3,226,212,257**
 (3) (a) Approval of changing the
         Fundamental Restriction on
         Issuer Diversification ...   7,936,587,962 216,968,000 3,230,804,329**
 (3) (b) Approval of changing the
         Fundamental Restriction on
         Borrowing Money and
         Issuing Senior Securities.   7,936,587,962 216,968,000 3,230,804,329**
 (3) (c) Approval of changing the
         Fundamental Restriction on
         Underwriting Securities...   7,936,587,962 216,968,000 3,230,804,329**
 (3) (d) Approval of changing the
         Fundamental Restriction on
         Industry Concentration....   8,094,434,362  59,121,600 3,230,804,329**
 (3) (e) Approval of changing the
         Fundamental Restriction on
         Purchasing or Selling Real
         Estate....................   8,153,555,962           0 3,230,804,329**
 (3) (f) Approval of changing the
         Fundamental Restriction on
         Purchasing or Selling
         Commodities and
         Elimination of Fundamental
         Restrictions on Margin
         Transactions, on
         Purchasing Securities on
         Margin, Short Sales of
         Securities and Investing
         in Put or Call Options....   7,929,252,596 226,394,678 3,228,713,017**
 (3) (g) Approval of changing the
         Fundamental Restriction on
         Making Loans..............   8,153,555,962           0 3,230,804,329**
 (3) (h) Approval of a new
         Fundamental Investment
         Restriction on Investing
         all of the Fund's assets
         in an Open-End Fund.......   8,153,321,909     234,053 3,230,804,329**
 (3) (i) Elimination of the
         Fundamental Restriction on
         Mortgaging or Pledging
         Assets....................   7,871,817,981 281,737,981 3,230,804,329**
 (3) (j) Elimination of Fundamental
         Restriction on Investing
         in Obligations not Payable
         in United States Currency.   7,931,173,634 222,382,328 3,230,804,329**
 (4)     Approval of changing the
         Investment Objective so
         that it is
         Non-Fundamental...........   7,694,300,201 459,290,919 3,230,769,171**

------
 * Proposal 1 required approval by a combined vote of all of the portfolios of Short-Term Investments Co.
**  Includes Broker Non-Votes

                           DIRECTORS
Charles T. Bauer                                  Carl Frischling
Bruce L. Crockett                                Robert H. Graham          Short-Term
Owen Daly II                                   Prema Mathai-Davis          Investments Co.
Edward K. Dunn, Jr.                              Lewis F. Pennock          (STIC)
Jack M. Fields                                     Louis S. Sklar

                           OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton                         Vice President & Treasurer
Melville B. Cox                                    Vice President          Liquid Assets
Karen Dunn Kelley                                  Vice President          Portfolio
J. Abbott Sprague                                  Vice President          -------------------------------------------------
Mary J. Benson     Assistant Vice President & Assistant Treasurer          Cash                                       ANNUAL
Sheri Morris       Assistant Vice President & Assistant Treasurer          Management                                 REPORT
Renee A. Friedli                              Assistant Secretary          Class
P. Michelle Grace                             Assistant Secretary
Nancy L. Martin                               Assistant Secretary
Ofelia M. Mayo                                Assistant Secretary                                            AUGUST 31, 2000
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO DIRECTORS
              Kramer Levin Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

                         AUDITORS
                         KPMG LLP
                       700 Louisiana
                      Houston, TX 77002

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

LAP-AR-3